CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Dec. 17, 2019	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Dec. 17, 2019	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock to Sponsor	$ 216	24,784		25,000
Issuance of common stock (in shares)	2,156,250
Net loss			(1,000)	(1,000)
Balance at the end at Jun. 30, 2020	$ 216	24,784	(1,000)	24,000
Balance at the end (in shares) at Jun. 30, 2020	2,156,250
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of 8,009,041 Units, net of underwriting discounts and offering expenses	$ 801	78,231,111		78,231,912
Sale of Units, net of underwriting discounts and offering expenses (in shares)	8,009,041
Sale of 3,146,454 Private Placement Warrants		2,831,809		2,831,809
Common stock subject to redemption	$ (756)	(75,525,514)		(75,526,270)
Common stock subject to redemption (in shares)	(7,552,627)
Founder Shares Forfeited	$ (15)	15
Founder Shares Forfeited (in shares)	(153,990)
Net loss			(561,449)	(561,449)
Balance at the end at Jun. 30, 2021	$ 246	$ 5,562,205	$ (562,449)	$ 5,000,002
Balance at the end (in shares) at Jun. 30, 2021	2,458,674